UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March  31, 2005
                                               -------------------------------

Check here if Amendment  [ ];  Amendment Number:
                                                ------------------------------

This Amendment  (Check only one):        [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:  Sovereign Asset Management Corporation
    --------------------------------------------------------------------------
Address:   101 Huntington Avenue
          --------------------------------------------------------------------

           Boston, MA 02199
          --------------------------------------------------------------------
          --------------------------------------------------------------------
13F File Number:  801-42023
               --------------------------
The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:     John F. Snyder, III
    --------------------------------------------------------------------------
Title:  Executive Vice President
    --------------------------------------------------------------------------
Phone:   (610)993-9883
    --------------------------------------------------------------------------
Signature, Place, and Date of Signing:

/s/   John F. Snyder, III       Berwyn, PA                      April 26, 2005
-----------------------------------------------------------------------------
Signature                             Place                              Date

Report Type  (Check only One):                   [X] 13F HOLDINGS REPORT
                                                 [ ] 13F NOTICE
                                                 [ ] 13F COMBINATION REPORT

List of other managers reporting for this manager:         None
                                                  ----------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:  None
                                  ------------------------------

Form 13F information table entry total:      178
                                       --------------

Form 13F information table value total:  1,869,511,000
                                         -------------

List of other included managers:

  ----------------------------------------------------------------------------
  No. 13F File number                                 Name
  ----------------------------------------------------------------------------

                                                                John Hancock Advisers
                                                                 Sovereign Asset Management SEC13F
                                                             As of March 31, 2005

(ITEM 1)                  (ITEM 2)   (ITEM 3)   (ITEM 4)     (ITEM 5)         (ITEM 6)       (ITEM 7)       (ITEM 8)

NAME                        TITLE                 FAIR         SHARES OR        INVESTMENT DISCRETION    VOTING AUTHORITY
OF                           OF       CUSIP      MARKET     PRINCIPAL   SOLE  SHARED   OTHER      SOLE   SHARED   NONE
ISSUER                      CLASS     NUMBER      VALUE       AMOUNT     (A)   (B)   (C )  MGR    (A)      (B)     (C)
------                      -----     ------      -----       ------     ---   ---   ----  ---    ---      ---     ---
3M COMPANY                Com       88579Y101       41,029      478,808         X                422,934     220  55,654
ABBOTT LABS               Com       002824100       39,516      847,628         X                726,602     385 120,641
AFLAC INC                 Com       001055102          681       18,270         X                  2,290       0  15,980
AIR PRODS & CHEMS INC     Com       009158106          397        6,280         X                    650       0   5,630
ALABAMA PWR CO PFD CL     PFD       010392595          663       26,750         X                 24,250       0   2,500
ALTRIA GROUP INC          Com       02209S103          935       14,294         X                  8,116       0   6,178
AMERICAN INTL GROUP I     Com       026874107       34,761      627,334         X                537,144     270  89,920
ANALOG DEVICES INC        Com       032654105          643       17,796         X                 12,286       0   5,510
AUTOMATIC DATA PROCES     Com       053015103       23,164      515,332         X                455,707     250  59,375
BANK AMER CORP            Com       060505104       30,503      691,674         X                582,569     300 108,806
BANK NEW YORK INC         Com       064057102        1,529       52,619         X                 19,705       0  32,914
BB&T CORP                 Com       054937107          341        8,721         X                  7,421       0   1,300
BEAR STEARNS COS INC      PFD       073902876          318        6,150         X                  6,150       0       0
BELLSOUTH CORP            Com       079860102          375       14,249         X                  5,277       0   8,972
BP AMOCO P L C ADR SP     Com       055622104       34,785      557,451         X                474,799     255  82,398
BRISTOL MYERS SQUIBB      Com       110122108          251        9,841         X                  4,801       0   5,040
CARNIVAL PAIRED CERTI     Com       143658300          295        5,693         X                  5,693       0       0
CHESTER VY BANCORP IN     Com       166335109        1,337       52,413         X                  4,516       0  47,897
CHEVRONTEXACO CORPORA     Com       166764100       39,025      669,270         X                583,887     290  85,093
CISCO SYS INC             Com       17275R102        1,849      103,370         X                 57,833       0  45,537
CITIGROUP CAP IX 6.00     PFD       173066200          215        8,775         X                  1,600       0   7,175
CITIGROUP INC             Com       172967101       39,061      869,181         X                745,290     340 123,551
CITIGROUP INC DSH 1/5     PFD       172967705          311        6,000         X                  6,000       0       0
COCA COLA CO              Com       191216100          238        5,706         X                  4,146       0   1,560
COLGATE PALMOLIVE CO      Com       194162103       23,837      456,909         X                388,067     200  68,642
CONOCOPHILLIPS            Com       20825C104        1,226       11,372         X                  1,792       0   9,580
CVS CORP                  Com       126650100          224        4,255         X                    675       0   3,580
DELL INC                  Com       24702R101          714       18,592         X                 11,412       0   7,180
DOVER CORP                Com       260003108       22,798      603,269         X                515,101     260  87,908
DU PONT E I DE NEMOUR     Com       263534109        2,069       40,374         X                 35,533       0   4,841
DU PONT E I DE NEMOUR     PFD       263534307          261        2,812         X                  2,812       0       0
EMERSON ELEC CO           Com       291011104       34,476      530,971         X                457,230     235  73,507
EXXON MOBIL CORP          Com       30231G102       59,953    1,005,927         X                872,767     400 132,761
FLEET CAP TR VIII PFD     PFD       33889X203          435       16,850         X                 13,850       0   3,000
GANNETT INC DEL           Com       364730101          314        3,967         X                  1,017       0   2,950
GENERAL DYNAMICS CORP     Com       369550108       29,474      275,332         X                246,346     135  28,851
GENERAL ELEC CO           Com       369604103       55,917    1,550,678         X               1,303,861    630 246,187
HARTFORD CAP III PFD      PFD       41631P204          200        7,800         X                  7,800       0       0
HARTFORD FINL SVCS GR     Com       416515104       38,053      555,027         X                491,787     260  62,980
HEWLETT PACKARD CO        Com       428236103        2,210      100,709         X                 35,961       0  64,748
HOME DEPOT INC            Com       437076102          750       19,613         X                  9,621       0   9,992
HSBC USA INC NEW PFD      PFD       40428H201          286        5,500         X                  5,500       0       0
I B M                     Com       459200101       33,733      369,151         X                316,672     160  52,319
INGERSOLL-RAND COMPAN     Com       G4776G101          201        2,525         X                  2,525       0       0
INTEL CORP                Com       458140100        1,451       62,447         X                 33,336       0  29,111
JOHN HANCOCK INVT TR      MF        47803P302          992       51,654         X                 50,667       0     987
JOHNSON CTLS INC          Com       478366107       20,623      369,845         X                329,763     165  39,917
JOHNSON & JOHNSON         Com       478160104       42,190      628,197         X                536,860     265  91,072
KIMBERLY CLARK CORP       Com       494368103          255        3,882         X                  2,300       0   1,582
LEGG MASON INC            Com       524901105       24,267      310,559         X                281,029     145  29,385
LEGGETT & PLATT INC       Com       524660107       20,955      725,599         X                655,478     360  69,761
LEHMAN BROS HLDG 5.67     PFD       524908886          378        7,550         X                  7,550       0       0
LILLY, ELI AND COMPAN     Com       532457108          339        6,501         X                  6,151       0     350
LOWES COS INC             Com       548661107       23,811      417,071         X                370,323     190  46,558
MBNA CORP                 Com       55262L100          219        8,916         X                  8,308       0     607
MCGRAW-HILL COMPANIES     Com       580645109       32,060      367,446         X                328,161     175  39,110
MEDTRONIC INC             Com       585055106       22,653      444,614         X                379,932     185  64,498
MERCK & CO INC            Com       589331107        1,623       50,137         X                 49,537       0     600
MERRILL LYNCH PFD CAP     PFD       59021F206          284       11,050         X                 11,050       0       0
MICROSOFT CORP            Com       594918104        2,786      115,255         X                 46,954       0  68,301
MORGAN STANLEY            Com       617446448        1,877       32,783         X                 13,298       0  19,485
NATL RURAL UTL 6.75%      PFD       637432709          414       16,150         X                 13,650       0   2,500
NORTHERN TR CORP COM      Com       665859104       23,234      534,860         X                473,655     255  60,950
OMNICOM GROUP             Com       681919106        2,296       25,941         X                 11,136       0  14,805
ORACLE SYS CORP           Com       68389X105          974       78,051         X                 33,216       0  44,835
ORASURE TECHNOLOGIES      Com       68554V108          140       19,000         X                 19,000       0       0
PEPSICO INC               Com       713448108       38,893      733,416         X                628,971     330 104,115
PFIZER INC                Com       717081103       25,936      987,299         X                853,741     425 133,132
PINNACLE BANKSHARES C     Com       72345E102          588       27,530         X                 27,530       0       0
PNC FINANCIAL CORP        Com       693475105          528       10,253         X                  5,355       0   4,898
PPG INDS INC              Com       693506107       32,135      449,311         X                407,884     220  41,208
PRAXAIR INC               Com       74005P104       41,594      869,082         X                745,892     395 122,796
PROCTER & GAMBLE COMP     Com       742718109       41,058      774,673         X                699,368     340  74,965
QUESTAR CORP              Com       748356102          327        5,523         X                    123       0   5,400
SBC COMMUNICATIONS IN     Com       78387G103          357       15,059         X                  3,754       0  11,305
SLM CORP PFD SER A 6.     PFD       78442P205          285        5,200         X                  5,200       0       0
SOUTHERN UNION 7.55%      PFD       844030601          331       12,400         X                 12,400       0       0
STATE STR CORP            Com       857477103          216        4,950         X                  4,006       0     945
SYSCO CORP                Com       871829107       29,287      818,059         X                698,254     380 119,424
TARGET CORP               Com       87612E106       33,636      672,444         X                576,418     295  95,731
TELEPHONE & DATA SYS      PFD       879433878          356       13,900         X                 11,800       0   2,100
TEXAS INSTRS INC          Com       882508104          249        9,786         X                  9,786       0       0
U S BANCORP               Com       902973304       27,453      952,571         X                841,802     450 110,319
UNITED TECHNOLOGIES C     Com       913017109       27,844      273,896         X                239,195     120  34,581
VANGUARD FIXED INCOME     MF        922031406          314       29,833         X                 29,833       0       0
VERIZON COMMUNICATION     Com       92343V104          690       19,440         X                  7,001       0  12,439
VIRGINIA PWR CAP 7.37     PFD       928083203          282       10,800         X                 10,500       0     300
WACHOVIA GROUP            Com       929903102        2,066       40,576         X                 16,559       0  24,017
WAL MART STORES INC       Com       931142103       23,615      471,263         X                410,376     200  60,687
WELLS FARGO & CO NEW      Com       949746101       29,342      490,667         X                415,178     220  75,269
WILEY JOHN & SONS INC     Com       968223206          461       13,067         X                      0       0  13,067
WILMINGTON TR CORP        Com       971807102          229        6,520         X                      0       0   6,520
WYETH                     Com       983024100          568       13,460         X                  2,230       0  11,230